EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-18	15-Mar-18	16-Apr-18
To	31-Mar-18	16-Apr-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$13,915,376.26
Series Nominal Liquidation Amount	1,557,125,376.26

Required Participation Amount	$1,557,125,376.26
Excess Receivables	$152,535,668.42

Total Collateral	1,709,661,044.69

Collateral as Percent of Notes	136.77%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,339,633,800.43
Total Principal Collections	($2,258,224,248.84)
Investment in New Receivables	$2,391,367,928.38
Receivables Added for Additional Accounts	$0.00
Repurchases	($52,041,819.21)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($774,083,608.33)
Less Servicing Adjustment	($4,668,705.10)

Ending Balance	$5,641,983,347.33

SAP for Next Period	30.30%

Average Receivable Balance	$5,599,836,259.45
Monthly Payment Rate	40.33%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$17,358,319.39
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,358,319.39

Series Allocation Percentage at Month-End	30.30%
Floating Allocation Percentage at Month-End	91.65%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	1.776600%
Applicable Margin	0.320000%
	2.096600%

	Actual	Per $1000
Interest	2,329,555.56	1.86
Principal	—	—

		1.86
Total Due Investors	2,329,555.56
Servicing Fee	1,286,008.33

Excess Cash Flow	1,205,227.74

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.64%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		36.78%